Leases - Summary of Carrying Amounts of Right-of-Use Assets Recognised and Movements During Years (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	¥ 14,918,000	¥ 10,728,000
Additions	2,734,000	5,682,000
Acquisition from business combinations (Note 8)		2,988,000
Depreciation charge	(4,139,000)	(4,480,000)	¥ (1,618,000)
Lease Termination	(10,453,000)
Ending Balance	3,060,000	14,918,000	10,728,000
Building
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	4,318,000	2,569,000
Additions	2,259,000	1,286,000
Acquisition from business combinations (Note 8)		2,988,000
Depreciation charge	(3,443,000)	(2,525,000)
Lease Termination	(74,000)
Ending Balance	3,060,000	4,318,000	2,569,000
Music Education Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	10,600,000	8,159,000
Additions	475,000	4,396,000
Acquisition from business combinations (Note 8)		0
Depreciation charge	(696,000)	(1,955,000)
Lease Termination	(10,379,000)
Ending Balance	¥ 0	¥ 10,600,000	¥ 8,159,000